RENT OBLIGATION	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
RENT OBLIGATION [Abstract]
RENT OBLIGATION

NOTE 7 – RENT OBLIGATION

The Company leases its principal office under a lease that can be cancelled after three years with proper notice per the lease and an amortized schedule of adjustments that will be due to the landlord. The lease extends five years and expires January 2018. In addition to rent, the Company pays real estate taxes and repairs and maintenance on the leased property. Rent expense was $15,823 and $34,256 for the three and six months ended June 30, 2015 and was $15,447 and $33,056 for the three and six months ended June 30, 2014 respectively.

The Company's rent obligation for the next five years is as follows:

2015	$18,500
2016	$38,000
2017	$39,000
2018	$3,600
2019	$-

NOTE 7 – RENT OBLIGATION

The Company leases its principal office under a lease that can be cancelled after three years with proper notice per the lease and an amortized schedule of adjustments that will be due to the landlord. The lease extends five years and expires January 2018. In addition to rent, the Company pays real estate taxes and repairs and maintenance on the leased property. Rent expense was $64,753 and $61,150 for 2014 and 2013, respectively.

The Company's rent obligation for the next four years are as follows:

2015	$37,000
2016	$38,000
2017	$39,000
2018	$3,000